Unaudited Condensed Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net income (loss)	$ 1,013,683	$ (46,399)	$ (45,255,407)	$ (341)	$ (295)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Change in fair value of warrant liability	(9,232,566)	0	43,139,251	0	0
Issuance costs related to warrant liability			1,075,021	0	0
Change in operating assets and liabilities:
Decrease in dividend receivable	125	0	(3,883)	0	0
Decrease in prepaid expenses	151,670	0	(599,170)	0	0
Increase in deferred tax assets	(513,624)	0	(265,954)	0	0
Increase in accounts payable	7,394,888	46,399	964,734	341	295
Increase in income tax payable	0	0	57	0	0
Net cash used for operating activities	(1,185,824)	0	(945,351)	0	0
Cash flows from financing activities:
Proceeds from Issuance of Common Stock			0	0	5,000
Proceeds from sale of Class A common stock to public			750,000,000	0	0
Proceeds from sale of Private Placement Warrants			17,000,000	0	0
Payment of underwriting discounts			(15,000,000)	0	0
Payment of offering costs	(375,000)	(225,739)	(613,245)	0	0
Proceeds from related party sponsor note	0	300,000
Proceeds from promissory note			300,000	0	0
Repayment of promissory note			(300,000)	0	0
Proceeds from working capital note	2,000,000	0
Net cash provided by financing activities	1,625,000	74,261	751,386,755	0	5,000
Increase in cash and restricted cash	439,176	74,261	750,441,404	0	5,000
Cash and restricted cash and cash equivalents at beginning of year	750,446,404	5,000	5,000	5,000	0
Cash and restricted cash and cash equivalents at end of year	750,885,580	79,261	750,446,404	5,000	5,000
Supplemental disclosure of non-cash financing activities
Accrued offering costs	$ 0	$ 692,952	375,000	0	0
Deferred underwriting discount			$ 26,250,000	$ 0	$ 0